UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: December 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE ALL CAP VALUE FUND

FORM N-Q

DECEMBER 31, 2016

CLEARBRIDGE ALL CAP VALUE FUND

Schedule of investments (unaudited)	December 31, 2016

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.2%
CONSUMER DISCRETIONARY - 7.5%
Auto Components - 1.1%
Gentex Corp.	1,000,000	$19,690,000

Diversified Consumer Services - 1.1%
Service Corporation International	700,000	19,880,000

Hotels, Restaurants & Leisure - 1.8%
Carnival Corp.	600,000	31,236,000

Household Durables - 1.3%
PulteGroup Inc.	1,200,000	22,056,000

Media - 1.1%
CBS Corp., Class B Shares, Non Voting Shares	300,000	19,086,000

Specialty Retail - 1.1%
Murphy USA Inc.	325,000	19,977,750	*

TOTAL CONSUMER DISCRETIONARY		131,925,750

CONSUMER STAPLES - 2.6%
Food & Staples Retailing - 1.0%
United Natural Foods Inc.	355,000	16,940,600	*

Personal Products - 1.6%
Unilever PLC	705,585	28,541,000	(a)

TOTAL CONSUMER STAPLES		45,481,600

ENERGY - 9.3%
Energy Equipment & Services - 2.8%
Halliburton Co.	900,000	48,681,000

Oil, Gas & Consumable Fuels - 6.5%
Apache Corp.	400,000	25,388,000
CONSOL Energy Inc.	900,000	16,407,000
Devon Energy Corp.	750,000	34,252,500
Suncor Energy Inc.	1,200,000	39,228,000

Total Oil, Gas & Consumable Fuels		115,275,500

TOTAL ENERGY		163,956,500

FINANCIALS - 26.5%
Banks - 12.1%
Citigroup Inc.	1,240,930	73,748,470
KeyCorp	2,600,000	47,502,000
Regions Financial Corp.	2,200,000	31,592,000
Wells Fargo & Co.	1,100,000	60,621,000

Total Banks		213,463,470

Capital Markets - 2.0%
Ameriprise Financial Inc.	180,000	19,969,200
Invesco Ltd.	500,000	15,170,000

Total Capital Markets		35,139,200

Consumer Finance - 5.9%
Discover Financial Services	400,000	28,836,000
OneMain Holdings Inc.	1,000,000	22,140,000	*
Synchrony Financial	1,500,000	54,405,000

Total Consumer Finance		105,381,000

Insurance - 5.3%
Allied World Assurance Co. Holdings AG	700,000	37,597,000
Axis Capital Holdings Ltd.	400,000	26,108,000
MetLife Inc.	550,000	29,639,500

Total Insurance		93,344,500

See Notes to Schedule of Investments.

CLEARBRIDGE ALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	SHARES	VALUE
Thrifts & Mortgage Finance - 1.2%
MGIC Investment Corp.	2,150,000	$21,908,500	*

TOTAL FINANCIALS		469,236,670

HEALTH CARE - 12.9%
Biotechnology - 1.2%
Biogen Inc.	75,000	21,268,500	*

Pharmaceuticals - 11.7%
Allergan PLC	150,000	31,501,500	*
Bristol-Myers Squibb Co.	500,000	29,220,000
Johnson & Johnson	475,000	54,724,750
Merck & Co. Inc.	725,000	42,680,750
Mylan NV	500,000	19,075,000	*
Novartis AG, ADR	400,000	29,136,000

Total Pharmaceuticals		206,338,000

TOTAL HEALTH CARE		227,606,500

INDUSTRIALS - 11.1%
Aerospace & Defense - 2.9%
Boeing Co.	200,000	31,136,000
Raytheon Co.	140,000	19,880,000

Total Aerospace & Defense		51,016,000

Airlines - 0.8%
Alaska Air Group Inc.	156,840	13,916,413

Commercial Services & Supplies - 1.5%
Stericycle Inc.	350,000	26,964,000	*

Industrial Conglomerates - 1.3%
Honeywell International Inc.	200,000	23,170,000

Machinery - 2.3%
Allison Transmission Holdings Inc.	615,310	20,729,794
Stanley Black & Decker Inc.	180,000	20,644,200

Total Machinery		41,373,994

Trading Companies & Distributors - 2.3%
GATX Corp.	180,000	11,084,400
United Rentals Inc.	275,000	29,034,500	*

Total Trading Companies & Distributors		40,118,900

TOTAL INDUSTRIALS		196,559,307

INFORMATION TECHNOLOGY - 14.9%
Communications Equipment - 2.1%
Cisco Systems Inc.	1,230,890	37,197,496

Semiconductors & Semiconductor Equipment - 6.6%
Applied Materials Inc.	802,710	25,903,452
KLA-Tencor Corp.	284,180	22,359,282
Teradyne Inc.	1,100,000	27,940,000
Texas Instruments Inc.	400,000	29,188,000
Veeco Instruments Inc.	393,470	11,469,650	*

Total Semiconductors & Semiconductor Equipment		116,860,384

Software - 4.8%
Microsoft Corp.	500,000	31,070,000
Oracle Corp.	930,000	35,758,500
Symantec Corp.	727,240	17,373,764

Total Software		84,202,264

Technology Hardware, Storage & Peripherals - 1.4%
Samsung Electronics Co., Ltd., GDR	33,300	24,798,584	(a)(b)

TOTAL INFORMATION TECHNOLOGY		263,058,728

See Notes to Schedule of Investments.

CLEARBRIDGE ALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY		SHARES	VALUE
MATERIALS - 3.8%
Chemicals - 2.5%
E.I. du Pont de Nemours & Co.		313,590	$23,017,506
Mosaic Co.		700,000	20,531,000

Total Chemicals			43,548,506

Metals & Mining - 1.3%
Nucor Corp.		400,000	23,808,000

TOTAL MATERIALS			67,356,506

REAL ESTATE - 6.3%
Equity Real Estate Investment Trusts (REITs) - 3.7%
American Homes 4 Rent, Class A Shares		1,400,000	29,372,000
Pebblebrook Hotel Trust		568,735	16,919,866
Weyerhaeuser Co.		617,482	18,580,034

Total Equity Real Estate Investment Trusts (REITs)			64,871,900

Real Estate Management & Development - 2.6%
Jones Lang LaSalle Inc.		128,830	13,016,983
Realogy Holdings Corp.		1,300,000	33,449,000

Total Real Estate Management & Development			46,465,983

TOTAL REAL ESTATE			111,337,883

UTILITIES - 4.3%
Electric Utilities - 1.9%
Exelon Corp.		930,000	33,005,700

Independent Power and Renewable Electricity Producers - 2.4%
AES Corp.		2,100,000	24,402,000
Calpine Corp.		1,600,000	18,288,000	*

Total Independent Power and Renewable Electricity Producers			42,690,000

TOTAL UTILITIES			75,695,700

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,270,657,462)			1,752,215,144

	RATE
SHORT-TERM INVESTMENTS - 0.9%
State Street Institutional Treasury Money Market Fund, Premier Class (Cost-$16,542,619)	0.406%	16,542,619	16,542,619

TOTAL INVESTMENTS - 100.1% (Cost - $1,287,200,081#)			1,768,757,763
Liabilities in Excess of Other Assets - (0.1)%			(1,952,897)

TOTAL NET ASSETS - 100.0%			$1,766,804,866

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(b)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
GDR	— Global Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge All Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Staples	$16,940,600	$28,541,000	—	$45,481,600
Information Technology	238,260,144	24,798,584	—	263,058,728
Other Common Stocks	1,443,674,816	—	—	1,443,674,816

Total Long-Term Investments	$1,698,875,560	$53,339,584	—	$1,752,215,144

Short-Term Investments†	16,542,619	—	—	16,542,619

Total Investments	$1,715,418,179	$53,339,584	—	$1,768,757,763

†	See Schedule of Investments for additional detailed categorizations.

For the period ended December 31, 2016, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At December 31, 2016, securities valued at $53,339,584 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

2. Investments

At December 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$545,858,754
Gross unrealized depreciation	(64,301,072)

Net unrealized appreciation	$481,557,682

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 21, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 21, 2017